Convertible Redeemable Preferred Shares - Summary of convertible redeemable preferred share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 36,177		¥ 33,434		¥ 30,144
Balance Beginning, Shares | shares	60,000,000	60,000,000	60,000,000	60,000,000	60,000,000	60,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,057		¥ 2,743		¥ 3,290
Conversion of preferred shares to ordinary shares	¥ (37,234)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,000,000)	(60,000,000)
Balance Ending, Shares | shares	0	0	60,000,000	60,000,000	60,000,000	60,000,000
Balance Ending	¥ 0		¥ 36,177		¥ 33,434
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 67,976		¥ 62,785		¥ 56,554
Balance Beginning, Shares | shares	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 2,006		¥ 5,191		¥ 6,231
Conversion of preferred shares to ordinary shares	¥ (69,982)
Conversion of preferred shares to ordinary shares, Shares | shares	(40,000,000)	(40,000,000)
Balance Ending, Shares | shares	0	0	40,000,000	40,000,000	40,000,000	40,000,000
Balance Ending	¥ 0		¥ 67,976		¥ 62,785
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 478,565		¥ 443,367		¥ 400,950
Balance Beginning, Shares | shares	147,068,133	147,068,133	147,068,133	147,068,133	147,068,133	147,068,133
Accretion on convertible redeemable preferred shares to redemption value	¥ 13,580		¥ 35,198		¥ 42,417
Conversion of preferred shares to ordinary shares	¥ (492,145)
Conversion of preferred shares to ordinary shares, Shares | shares	(147,068,133)	(147,068,133)
Balance Ending, Shares | shares	0	0	147,068,133	147,068,133	147,068,133	147,068,133
Balance Ending	¥ 0		¥ 478,565		¥ 443,367
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 380,782		¥ 352,586		¥ 317,533
Balance Beginning, Shares | shares	60,856,049	60,856,049	60,856,049	60,856,049	60,856,049	60,856,049
Accretion on convertible redeemable preferred shares to redemption value	¥ 10,823		¥ 28,196		¥ 35,053
Conversion of preferred shares to ordinary shares	¥ (391,605)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,856,049)	(60,856,049)
Balance Ending, Shares | shares	0	0	60,856,049	60,856,049	60,856,049	60,856,049
Balance Ending	¥ 0		¥ 380,782		¥ 352,586
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 1,845,033		¥ 1,711,329		¥ 874,107
Balance Beginning, Shares | shares	144,073,367	144,073,367	144,073,367	144,073,367	83,474,263	83,474,263
Issuance of Series					¥ 691,894
Issuance of Series, Shares | shares					60,599,104	60,599,104
Accretion on convertible redeemable preferred shares to redemption value	¥ 51,072		¥ 133,704		¥ 145,328
Conversion of preferred shares to ordinary shares	¥ (1,896,105)
Conversion of preferred shares to ordinary shares, Shares | shares	(144,073,367)	(144,073,367)
Balance Ending, Shares | shares	0	0	144,073,367	144,073,367	144,073,367	144,073,367
Balance Ending	¥ 0		¥ 1,845,033		¥ 1,711,329
Series F Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 2,882,063
Balance Beginning, Shares | shares	99,354,585	99,354,585
Issuance of Series			¥ 2,803,114
Issuance of Series, Shares | shares			99,354,585	99,354,585
Accretion on convertible redeemable preferred shares to redemption value	¥ 85,527		¥ 78,949
Conversion of preferred shares to ordinary shares	¥ (2,967,590)
Conversion of preferred shares to ordinary shares, Shares | shares	(99,354,585)	(99,354,585)
Balance Ending, Shares | shares	0	0	99,354,585	99,354,585
Balance Ending	¥ 0		¥ 2,882,063
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Beginning	¥ 5,690,596		¥ 2,603,501		¥ 1,679,288
Balance Beginning, Shares | shares	551,352,134	551,352,134	451,997,549	451,997,549	391,398,445	391,398,445
Issuance of Series			¥ 2,803,114		¥ 691,894
Issuance of Series, Shares | shares			99,354,585	99,354,585	60,599,104	60,599,104
Accretion on convertible redeemable preferred shares to redemption value	¥ 164,065	$ 25,284	¥ 283,981	$ 41,546	¥ 232,319	$ 33,529
Conversion of preferred shares to ordinary shares	¥ (5,854,661)
Conversion of preferred shares to ordinary shares, Shares | shares	(551,352,134)	(551,352,134)
Balance Ending, Shares | shares	0	0	551,352,134	551,352,134	451,997,549	451,997,549
Balance Ending	¥ 0		¥ 5,690,596		¥ 2,603,501